SHAREHOLDERS' EQUITY - Weighted average assumption (Details)	12 Months Ended
Dec. 31, 2020 mo $ / shares
Statement of changes in equity [abstract]
Weighted average exercise price per share (in Canadian dollars per share)	$ 35.07
Risk-free interest rate	1.83%
Expected volatility	36.64%
Expected life | mo	0.91
Weighted average per share grant date fair value (in Canadian dollars per share)	$ 34.48